Form N-1A Cover	Sep. 03, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AUGUSTAR VARIABLE INSURANCE PRODUCTS FUND INC
Entity Central Index Key	0000315754
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 03, 2026
Prospectus Date	May 01, 2026